CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income		$ (1,486,799)	$ 1,676,925	$ 1,339,142	$ 1,673,607
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	$ (638,323)	(1,892,313)	(4,809,802)	(5,751,596)	(3,989,294)
Change in fair value of derivative liability - Backstop Subscription Agreement	89,929	446,776
Changes in current assets and liabilities:
Other Assets		(56,750)	129,867	186,532	201,664
Accrued expenses			612,500	1,618,895	(232,122)
Franchise tax payable		150,000	67,600	35,800	188,914
Income tax payable		338,213	161,151	235,886	791,758
Due to related party					(7,097)
Net cash used in operating activities		(2,500,873)	(2,161,759)	(2,335,341)	(1,372,570)
Cash Flows from Investing Activities:
Investments held in Trust				(130,370)
Cash withdrawn from Trust Account to pay franchise and income taxes		43,564	2,039,910	1,314,246
Principal deposits into Trust Account for Extension		(1,173,329)
Restricted Cash				843,313
Due from Sponsor				318,888
Cash withdrawn from Trust Account in connection with redemptions		24,539,002	227,776,035	227,776,035
Net cash provided by investing activities		23,409,237	229,815,945	230,122,112
Cash flows from financing activities:
Proceeds from Advances from sponsor		2,164,291
Proceeds from convertible promissory note - related party		689,655	99,975	810,345
Payment of note payable-related party					(144,746)
Redemption of Common Stock		(24,539,002)	(227,776,035)	(227,776,035)
Net cash used in financing activities		(21,685,056)	(227,676,060)	(226,965,690)	(144,746)
Net change in cash and restricted cash		(776,692)	(21,874)	821,081	(1,517,316)
Cash and restricted cash, beginning of the period		843,313	22,232	22,232	1,539,548
Cash and restricted cash, end of the period	$ 66,621	66,621	358	843,313	22,232
Supplemental disclosure of cash flow information:
Cash Paid for Income Taxes		1,027,644		791,758
Supplemental disclosure of non-cash investing and financing activities:
Excise tax liability arising from redemption of Class A shares			2,277,760	2,523,150
Accretion of Class A common stock subject to possible redemption		$ 2,503,310	$ 3,562,622	$ 4,510,051	$ 2,984,418